Guarantees and Contingent Liabilities - Contract or Notional Amount of Letters of Credit (Details) $ in Millions	Dec. 31, 2023 USD ($)
Commercial
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	$ 618
Commercial | Less Than One Year
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	559
Commercial | Greater Than One Year
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	59
Standby
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	10,999
Standby | Less Than One Year
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	6,444
Standby | Greater Than One Year
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	$ 4,555